Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

* * *

Transamerica Balanced II

The following risk is added to the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund following "Market" risk:

Asset Class Allocation – The fund's ability to achieve its investment objectives depends, in large part, upon the sub-adviser's skill in determining the fund's asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique, strategy or issuer is incorrect.

* * *

Transamerica High Quality Bond

The following sentence is added to the end of the third paragraph under "Principal Investment Strategies" in the applicable Prospectus and Summary Prospectus relating to the fund, and under "More on Each Fund's Strategies and Investments – Transamerica High Quality Bond" in the applicable Prospectus relating to the fund:

The fund may also invest in high-yield bonds (commonly known as "junk bonds").

The following risk is added to the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund following "Foreign Investments" risk:

High-Yield Debt Securities – High-yield debt securities, commonly referred to as "junk" bonds, are securities that are rated below "investment grade" or, if unrated, determined to be below investment grade by the sub-adviser. Issuers of junk bonds are typically in weaker financial health. Changes in interest rates, the market's perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities, and they may result in losses for the fund. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

* * *

Transamerica Mid Cap Value

The following sentence is deleted from the first paragraph under "Principal Investment Strategies" in the applicable Prospectus and Summary Prospectus relating to the fund, and deleted from the third paragraph under "More on Each Fund's Strategies and Investments

– Transamerica Mid Cap Value" in the applicable Prospectus relating to the fund:

The fund may also invest up to 15% of its net assets in real estate investment trusts ("REITs").

* * *

Transamerica Multi-Managed Balanced

The following risk is added to the "Principal Risks" section of the applicable Prospectuses and Summary Prospectuses relating to the fund following "Market" risk:

Asset Class Allocation – The fund's ability to achieve its investment objectives depends, in large part, upon the sub-adviser's skill in determining the fund's asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique, strategy or issuer is incorrect.

* * *

Transamerica Total Return

"Focused Investing" risk is deleted from the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund.

* * *

Investors Should Retain this Supplement for Future Reference

May 14, 2020

Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

* * *

Transamerica Balanced II

The following risk is added to the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund following "Market" risk:

Asset Class Allocation – The fund's ability to achieve its investment objectives depends, in large part, upon the sub-adviser's skill in determining the fund's asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique, strategy or issuer is incorrect.

* * *

Investors Should Retain this Supplement for Future Reference

May 14, 2020

Transamerica High Quality Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

* * *

Transamerica High Quality Bond

The following sentence is added to the end of the third paragraph under "Principal Investment Strategies" in the applicable Prospectus and Summary Prospectus relating to the fund, and under "More on Each Fund's Strategies and Investments – Transamerica High Quality Bond" in the applicable Prospectus relating to the fund:

The fund may also invest in high-yield bonds (commonly known as "junk bonds").

The following risk is added to the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund following "Foreign Investments" risk:

High-Yield Debt Securities – High-yield debt securities, commonly referred to as "junk" bonds, are securities that are rated below "investment grade" or, if unrated, determined to be below investment grade by the sub-adviser. Issuers of junk bonds are typically in weaker financial health. Changes in interest rates, the market's perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities, and they may result in losses for the fund. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

* * *

Investors Should Retain this Supplement for Future Reference

May 14, 2020

Transamerica Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

* * *

Transamerica Mid Cap Value

The following sentence is deleted from the first paragraph under "Principal Investment Strategies" in the applicable Prospectus and Summary Prospectus relating to the fund, and deleted from the third paragraph under "More on Each Fund's Strategies and Investments

– Transamerica Mid Cap Value" in the applicable Prospectus relating to the fund:

The fund may also invest up to 15% of its net assets in real estate investment trusts ("REITs").

* * *

Investors Should Retain this Supplement for Future Reference

May 14, 2020

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

* * *

Transamerica Multi-Managed Balanced

The following risk is added to the "Principal Risks" section of the applicable Prospectuses and Summary Prospectuses relating to the fund following "Market" risk:

Asset Class Allocation – The fund's ability to achieve its investment objectives depends, in large part, upon the sub-adviser's skill in determining the fund's asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique, strategy or issuer is incorrect.

* * *

Investors Should Retain this Supplement for Future Reference

May 14, 2020

Transamerica Total Return
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

* * *

Transamerica Total Return

"Focused Investing" risk is deleted from the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund.

* * *

Investors Should Retain this Supplement for Future Reference

May 14, 2020